October 11, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re: Bragg Capital Trust:

File Nos. 811-21073 and 333-85850

Rule 497 Filing

Dear Sir or Madam:

     Pursuant to Rule 497, paragraph (j) under the Securities Act of 1933, as amended, the undersigned, on behalf of Bragg Capital Trust (the "Trust"), hereby certifies that the form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent registration amendment. Additionally, the undersigned certifies that the text of the most recent filed registration amendment has been filed electronically.

Bragg Capital Trust

By: /s/Steven Scruggs

Steven Scruggs

President and Secretary